Form N-1A Cover	Apr. 07, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	Apr. 07, 2026
Document Effective Date	Apr. 07, 2026
Registrant Name	Cantor Fitzgerald Commodity Strategy Trust
Entity Central Index Key	0001291446
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Apr. 01, 2026